NONCONTROLLING INTEREST IN CONSOLIDATED SUBSIDIARY (Narrative) (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended							1 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Noncontrolling Interest [Member]	Dec. 31, 2011 Subsidiaries [Member]	Dec. 31, 2012 Subsidiaries [Member] Parent [Member]	Dec. 31, 2011 EES LLC [Member]	Nov. 30, 2009 EES LLC [Member]	Dec. 31, 2012 EES LLC [Member]	Dec. 31, 2011 EES LLC [Member]	Dec. 31, 2009 EES LLC [Member] Noncontrolling Interest [Member]	Dec. 31, 2012 EES LLC [Member] Noncontrolling Interest [Member]	Dec. 31, 2011 EES LLC [Member] Noncontrolling Interest [Member]	Dec. 31, 2010 EES LLC [Member] Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Value of transaction																				$ 7,850,000
Percentage of subsidiary sold																				21.50%
Percentage of parent ownership subsequent to transaction																				52.60%
Net income (loss) allocated to noncontrolling interest												815,054	1,690,075	(528,277)	743,417		1,690,075		815,054			1,690,075	(743,417)	815,054	1,271,694	(528,277)
Net income (loss) applicable to common stock before noncontrolling interest	(2,811,685)	(1,046)	381,774	894	721	(349)	(269)	(1,575)	(3,772)	21,935,278	1,997,051	951,254	(5,964,599)	(22,765,484)			3,217,407				3,780,472	3,217,407
Cash distributions																$ 3,200,000		$ 3,500,000			$ 6,700,000